CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities
Short-term bank borrowings	¥ 134,780	$ 21,150	¥ 443,444
Accounts payable	1,175,943	184,531	1,796,304
Customers' refundable fees	30,997	4,864	36,074
Income tax payables	813	128	510
Non-current liabilities
Income tax payables	28,575	$ 4,484	23,840
Deferred tax liabilities	¥ 0		¥ 134
Class A & Class B Ordinary shares
Equity:
Ordinary shares, shares authorized | shares	5,000,000,000	5,000,000,000	5,000,000,000
Class A ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	1,426,450,073	1,426,450,073	1,376,231,023
Ordinary shares, shares outstanding | shares	1,426,450,073	1,426,450,073	1,376,231,023
Class B Ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	619,938,058	619,938,058	619,938,058
Ordinary shares, shares outstanding | shares	619,938,058	619,938,058	619,938,058
VIE
Current liabilities
Short-term bank borrowings	¥ 134,780		¥ 443,444
Accounts payable	1,154,572		1,775,826
Customers' refundable fees	30,997		36,074
Accrued expenses and other payables	171,725		269,434
Income tax payables	813		510
Non-current liabilities
Income tax payables	¥ 27,171		¥ 22,622